CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($)	11 Months Ended	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2020	Dec. 31, 2019
Changes in assets and liabilities:
Net cash used in operating activities	$ (1,166,549)
Cash flows from investing activities:
Net cash used in investing activities	(413,978,000)
Cash flows from financing activities:
Stock issuance costs for Series D convertible preferred stock	(721,852)
Net cash provided by financing activities	415,303,148
Cash - End of period	158,599	$ 158,599
BFLY Operations Inc
Cash flows from operating activities:
Net loss		(162,745,000)	$ (99,697,000)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation and amortization		1,316,000	758,000
Provision for bad debt		576,000
Write-down of other assets - related party		1,390,000
Write-down of vendor advance		10,560,000	9,500,000
Non-cash interest expense on convertible debt		1,047,000
Write-down of inventories		7,123,000	2,711,000
Stock-based compensation expense		11,004,000	6,038,000
Changes in assets and liabilities:
Accounts receivable		(4,377,000)	(1,195,000)
Inventories		(23,487,000)	(1,390,000)
Prepaid expenses and other current assets		(1,082,000)	(31,000)
Vendor advances		1,658,000	(48,488,000)
Due from related parties		791,000	877,000
Other assets - related party		271,000	85,000
Accounts payable		11,175,000	2,549,000
Deferred revenue		7,446,000	3,497,000
Due to related parties		148,000	(871,000)
Accrued purchase commitments		42,550,000
Accrued expenses and other liabilities		12,936,000	5,225,000
Net cash used in operating activities		(81,700,000)	(120,432,000)
Cash flows from investing activities:
Purchases of property and equipment		(2,376,000)	(4,468,000)
Net cash used in investing activities		(2,376,000)	(4,468,000)
Cash flows from financing activities:
Proceeds from exercise of stock options		2,038,000	324,000
Proceeds from loan payable		4,366,000
Proceeds from issuance of convertible debt		50,000,000
Payments of deferred offering costs		(657,000)
Payments of debt issuance costs		(1,467,000)
Net cash provided by financing activities		54,280,000	324,000
Net (decrease) increase in cash and cash equivalents		(29,796,000)	(124,576,000)
Cash - Beginning of period		90,002,000	214,578,000
Cash - End of period	$ 60,206,000	60,206,000	90,002,000
Supplemental disclosure of non-cash investing and financing activities
Purchase of property and equipment		564,000	$ 75,000
Deferred offering costs and debt issuance costs		$ 3,106,000